Income Tax - Deferred income tax assets and liabilities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of deferred taxes [Line Items]
Deferred Taxes	$ (13,857,843)	$ 17,290,290
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	11,813,834	(26,033,727)	[1]
Other comprehensive income	(713,714)	(5,114,406)
Deferred tax assets	29,168,203	29,037,957
Offsetting	(27,648,039)	(26,156,319)
Net deferred tax assets	1,520,164	2,881,638
Deferred tax liabilities	(31,925,926)	(42,895,800)
Offsetting	27,648,039	26,156,319
Net deferred tax liabilities	(4,277,887)	(16,739,481)
Allowance for loans losses [member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes	12,503,754	13,471,482
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	(538,189)	(967,728)	[1]
Deferred tax assets	11,965,565	12,503,754
Provisions [member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes	8,026,878	7,382,224
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	4,587,586	644,654	[1]
Deferred tax assets	12,614,464	8,026,878
Loan Commissions [member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes	989,255	809,036
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	231,779	180,219	[1]
Deferred tax assets	1,221,034	989,255
Expenses capitalized for tax purpose [member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes	(4,260,076)	(2,482,901)
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	(578,506)	(1,777,175)	[1]
Deferred tax liabilities	(4,838,582)	(4,260,076)
Property and equipment [member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes	(27,473,603)	(19,689,540)
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	14,461,807	(7,784,063)	[1]
Deferred tax liabilities	(13,011,796)	(27,473,603)
Investments in debt securities and equity instruments [member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes	(11,162,121)	(7,832,155)
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	(2,165,174)	1,784,440	[1]
Other comprehensive income	(713,714)	(5,114,406)
Deferred tax liabilities	(14,041,009)	(11,162,121)
Derivatives [member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes	25,456	32,934
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	(25,456)	(7,478)	[1]
Deferred tax assets		25,456
Inflation adjustment [member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes	7,193,904	25,597,408
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	(4,708,826)	(18,403,504)	[1]
Deferred tax assets	2,485,078	7,193,904
Unused tax losses [member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes	297,126
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	584,936	297,126	[1]
Deferred tax assets	882,062	297,126
Others [Member]
Disclosure of deferred taxes [Line Items]
Deferred Taxes	1,584	1,802
Changes Recognized In [Abstract]
Consolidated statement of profit or loss	(36,123)	(218)	[1]
Deferred tax assets		$ 1,584
Deferred tax liabilities	$ (34,539)

[1]	It includes a decrease of deferred tax asset of 14,798,341 due to the tax inflation adjustment mechanism described in note 11.4 – “Income tax – inflation adjustment for fiscal year 2020” and 634,823 of over deferred tax from prior year.